Document and Entity Information	Oct. 08, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 08, 2021
Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Entity Central Index Key	0000740766
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 08, 2021
Document Effective Date	Oct. 08, 2021
Prospectus Date	Jun. 01, 2021
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DGUXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares | DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
Prospectus:
Trading Symbol	DGQXX
Dreyfus Treasury Obligations Cash Management | Service Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTNXX
Dreyfus Treasury Obligations Cash Management | Wealth Shares | Dreyfus Treasury Obligations Cash Management
Prospectus:
Trading Symbol	DTKXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DTHXX
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares | DREYFUS TREASURY SECURITIES CASH MANAGEMENT
Prospectus:
Trading Symbol	DTJXX